UNITED STATES
			   SECURITIES AND EXCHANGE COMMISSION
				   Washington, D.C.  20549

						FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,1999

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[   ]  is a restatement.
						[ x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:		Vice President of Administration
Phone:		703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 14,2000

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$ 1,092,521
						  		(thousands)

List of Other Managers Reporting for this Manager:	None

                                               Form 13F Information Table
                                                                                         Voting Authority
  Name of Issuer   Title CUSIP     Value       Shares of SH/PRNInvstmt Other Ma (a) Sole (b) Sh (c) None
Allegheny Technolog Com 01741R102         $254     11,300 SH    Sole                    0          11,300
American Elec. Pwr. Com 025537101      $36,329  1,130,875 SH    Sole              832,275         298,600
American Express    Com 025816109       $2,818     16,950 SH    Sole               16,950               0
American General Co Com 026351106      $37,742    497,425 SH    Sole              364,225         133,200
Atlantic Richfield  Com 048825103       $2,521     29,150 SH    Sole               26,450           2,700
AT&T                Com 001957109         $838     16,500 SH    Sole               16,500               0
Baker Hughes, Inc.  Com 057224107         $280     13,300 SH    Sole                    0          13,300
Bank of America Cor Com 060505104         $221      4,400 SH    Sole                    0           4,400
Bell Atlantic       Com 077853109      $35,485    576,413 SH    Sole              426,613         149,800
Banc One Corp       Com 06423A103         $234      7,318 SH    Sole                    0           7,318
Brunswick Corp.     Com  117043109     $39,702  1,784,375 SH    Sole            1,310,275         474,100
Burlington Northern Com 12189T104      $29,875  1,231,950 SH    Sole              906,150         325,800
Caterpillar Inc.    Com  149123101     $45,595    968,825 SH    Sole              714,800         254,025
Chevron Corp.      Com   166751107      $1,994     23,013 SH    Sole               21,502           1,511
CIGNA               Com  125509109     $36,815    456,978 SH    Sole              340,328         116,650
CitiGroup, Inc.     Com  172967101      $3,180     57,099 SH    Sole               53,312           3,787
Coastal Corp Com    Com  190441105     $37,185  1,049,300 SH    Sole              766,600         282,700
Columbia/HCA Health Com  197677107        $270      9,200 SH    Sole                9,200               0
Delphi Auto Sys Cor Com  247126105        $357     22,669 SH    Sole               21,674             995
Dow Chemical Co.    Com  260543103     $40,736    304,850 SH    Sole              227,000          77,850
DuPont              Com  263534109     $53,543    812,796 SH    Sole              600,497         212,299
Eastman Kodak       Com  277461109     $48,278    728,730 SH    Sole              549,135         179,595
Entergy Corp New    Com 29364G103         $265     10,300 SH    Sole                    0          10,300
Exxon Mobil Corp    Com 30231G102      $32,090    398,319 SH    Sole              298,115         100,204
Fluor Corp.         Com  343861100      $2,248     49,000 SH    Sole               45,400           3,600
Ford Mtr Co Del     Com  345370100        $261      4,900 SH    Sole                    0           4,900
General Dynamics Co Com  369550108     $29,539    559,975 SH    Sole              420,775         139,200
General Motors Corp Com  370442105     $46,029    633,240 SH    Sole              480,310         152,930
Goodyear Tire & Rub Com  382550101        $822     29,275 SH    Sole               28,150           1,125
Harris Corp.        Com  413875105        $654     24,500 SH    Sole               24,500               0
Hartford Financial  Com  416515104     $37,408    789,625 SH    Sole              587,225         202,400
Heinz               Com  423074103        $223      5,600 SH    Sole                    0           5,600
Honeywell Int'l Inc Com  438516106     $29,478    510,987 SH    Sole              382,589         128,398
Int'l Flav/Frag     Com  459506101     $38,482  1,022,775 SH    Sole              754,375         268,400
Int'l Paper         Com  460146103     $35,821    634,700 SH    Sole              459,700         175,000
J. P. Morgan & Co.  Com  616880100     $43,283    341,819 SH    Sole              261,459          80,360
Limited Inc.        Com  532716107     $34,490    796,300 SH    Sole              642,050         154,250
Mallinckrodt Inc.   Com  561232109        $274      8,600 SH    Sole                    0           8,600
May Department Stor Com  577778103     $36,891  1,143,900 SH    Sole              829,800         314,100
Minn., Mining & Man Com  604059105     $48,799    498,580 SH    Sole              370,307         128,273
Norfolk Southern    Com  655844108     $34,490  1,682,425 SH    Sole            1,237,775         444,650
Occidental Pete Cp  Com  674599105        $257     11,900 SH    Sole                    0          11,900
Philip Morris       Com  718154107     $23,645  1,028,042 SH    Sole              715,918         312,124
Polaroid            Com  731095105        $277     14,700 SH    Sole                    0          14,700
Raytheon Co CL A   Com   755111309     $31,527  1,270,600 SH    Sole              939,500         331,100
Rockwell Internatio Com  773903109     $28,040    585,700 SH    Sole              423,900         161,800
Sara Lee Corp       Com  803111103        $252     11,400 SH    Sole                    0          11,400
SBC Communications  Com 78387G103      $43,787    898,200 SH    Sole              656,400         241,800
Sears Roebuck & Co  Com  812387108      $1,185     39,025 SH    Sole               29,500           9,525
Southern Co.        Com  842587107     $37,429  1,592,741 SH    Sole            1,173,800         418,941
Unicom Corp         Com  904911104        $245      7,300 SH    Sole                    0           7,300
Union Carbide       Com  905581104      $1,312     19,660 SH    Sole               16,860           2,800
United Technologies Com  913017109     $16,205    249,300 SH    Sole              167,900          81,400
US Bancorp          Com  902973106        $267     11,200 SH    Sole                    0          11,200
Wells Fargo & Co Ne Com  949746101      $1,731     42,800 SH    Sole               42,800               0
Weyerhaeuser        Com  962166104        $273      3,800 SH    Sole                    0           3,800
Xerox Corp          Com  984121103        $290     12,800 SH    Sole                    0          12,800
                 `                  $1,092,521